Liquidity Capital Resources and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Nature of Business and Presentation of Financial Statements
Liquidity, Capital Resources

Note 3 – Liquidity, Capital Resources and Going Concern

As of March 31, 2022, the Company had working capital of $10,501,137 compared to working capital of $11,263,270 at December 31, 2021.  As of March 31, 2022, the Company has an accumulated deficit of $4032873. For the three months ended March 31, 2022, the Company had a net loss of (872,858) and $115,911 of net cash provided by operations for the period.

The Company believes they have sufficient cash-on-hand for the Company to meet its financial obligations for at least the next 12 months from the date of the report as they come due.

Note 3 – Liquidity, Capital Resources

As of December 31, 2021, the Company had working capital of $11,263,270 compared to working capital of $10,572 at December 31, 2020. This significant increase in working capital is due primarily to the increase in cash over the twelve-month period is based on the Company’s sale and issuance of Series D Convertible Preferred Stock (“Preferred Stock”) and the proceeds for the exercise of warrants (see Note 4 and Note 6). During the second quarter of 2021, in connection with the Merger (described in Note 4 below), the Company received gross proceeds of $6,551,745 from the sale of Series D Convertible Preferred Stock. During the fourth quarter of 2021, the Company received gross proceeds of $5,000,000 from the sale of Common Stock (see Note 6). As of December 31, 2021, the Company has an accumulated deficit of $3,160,015. For the year ended December 31, 2021, the Company had a net loss of $3,164,608 and $1,840,950 of net cash used in operations for the period.

The Company believes that the capital raised from the sale of Common and Preferred Stock and proceeds from conversion of warrants will provide sufficient cash flow for the Company to meet its financial obligations as they come due for at least the next 12 months.